Stockholders' Deficit (Details Narrative) (10K) - USD ($)				6 Months Ended		12 Months Ended
	Sep. 16, 2015	Sep. 15, 2015	Jan. 22, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Common stock, shares authorized				100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized				20,000,000		20,000,000	20,000,000
Common stock, shares, issued				3,500,000		3,500,000	3,500,000
Common stock, shares, outstanding				3,500,000		3,500,000	3,500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Expenses paid by officer and contributed as capital					$ 13,553	$ 50,714	$ 1,462
Sole Officer [Member]
Expenses paid by officer and contributed as capital						$ 51,051
Two Directors and Officers [Member]
Common stock, shares, outstanding		20,000,000
Number of common stock shares issued			20,000,000
Redemption of common stock, shares		19,500,000
David Boulette [Member]
Number of common stock shares issued	3,000,000